Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	$ 6,405,605	$ 3,898,837
Less: accumulated amortization	(1,427,523)	(930,092)
Intangible assets, net	4,978,082	2,968,745
Purchased Software, Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	952,800	955,266
Purchased Patent, Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	2,080,949	1,100,000
Capitalized Software, Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	$ 3,371,856	$ 1,843,571